Commitments (Tables)	12 Months Ended
Dec. 31, 2017
Capital commitments [abstract]
Schedule of Gain Contingencies by Contingency
At December 31, 2017, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating leases (building and vehicle leases) (1)	30.2	53.1	52.1	217.0	352.4
Transportation commitments	17.8	29.6	22.9	37.4	107.7
Total contractual commitments	48.0	82.7	75.0	254.4	460.1

(1)	Included in operating leases are recoveries of rent expense on office space the Company has subleased of $50.6 million.
At December 31, 2016, the Company had contractual obligations and commitments as follows:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Operating leases (building and vehicle leases) (1)	33.2	58.3	60.3	251.5	403.3
Transportation commitments	15.4	27.2	24.2	48.9	115.7
Total contractual commitments	48.6	85.5	84.5	300.4	519.0

(1)	Included in operating leases are recoveries of rent expense on office space the Company has subleased of $48.3 million.